VIA EDGAR

July 3, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Tilson Investment Trust (the “Trust”) (File No. 811-21606) on behalf of Tilson Dividend Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, two Notices of Special Meeting, a Joint Proxy Statement and two forms of Proxy, to be furnished to shareholders of the Fund in connection with the Special Meetings of Shareholders scheduled to be held on August 30, 2013.

If you have any questions or comments, please contact the undersigned at (919) 420- 1832.  Thank you for your consideration.

Sincerely,

/s/ Thomas W. Steed, III

Thomas W. Steed, III

cc:	Whitney R. Tilson
Tilson Investment Trust
152 West 57th Street, 46th Floor
New York, N.Y. 10019